Schedule of investments
Macquarie Growth and Income Fund	December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.71%
Communication Services — 11.56%
Alphabet Class A	163,226	$ 30,898,682
AT&T	1,224,206	27,875,171
Comcast Class A	834,771	31,328,956
Meta Platforms Class A	58,394	34,190,271
Verizon Communications	827,843	33,105,441
		157,398,521
Consumer Discretionary — 6.34%
Booking Holdings	2,803	13,926,481
Dillard's Class A	40,867	17,643,919
General Motors	241,083	12,842,491
Lowe's	34,172	8,433,650
NIKE Class B	32,108	2,429,612
TJX	256,606	31,000,571
		86,276,724
Consumer Staples — 5.68%
Altria Group	479,408	25,068,244
Philip Morris International	433,519	52,174,012
		77,242,256
Energy — 8.01%
Chevron	108,567	15,724,844
Civitas Resources	115,845	5,313,810
ConocoPhillips	118,435	11,745,199
Exxon Mobil	641,747	69,032,725
Marathon Petroleum	51,219	7,145,051
		108,961,629
Financials — 25.77%
American International Group	210,714	15,339,979
Bank of New York Mellon	282,811	21,728,369
Berkshire Hathaway Class B †	7,766	3,520,173
Citigroup	329,298	23,179,286
Corebridge Financial	622,959	18,645,163
Evercore Class A	117,996	32,707,311
F&G Annuities & Life	24,807	1,028,002
Fidelity National Financial	244,371	13,718,988
Invesco	899,049	15,715,377
KeyCorp	321,439	5,509,464
Lincoln National	97,602	3,094,959
MetLife	369,375	30,244,425
Old Republic International	135,192	4,892,599
NQ- FI1 [1224] 0225 (4220401)    1

Schedule of investments
Macquarie Growth and Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
OneMain Holdings	420,844	$ 21,938,598
PNC Financial Services Group	181,231	34,950,398
Rithm Capital	577,177	6,250,827
Synchrony Financial	86,639	5,631,535
TPG	38,526	2,420,974
Truist Financial	734,362	31,856,624
UWM Holdings	917,822	5,387,615
Wells Fargo & Co.	495,130	34,777,931
Western Union	1,714,554	18,174,272
		350,712,869
Healthcare — 20.85%
AbbVie	83,745	14,881,487
Bristol-Myers Squibb	889,857	50,330,312
Cigna Group	158,026	43,637,300
CVS Health	762,972	34,249,813
Gilead Sciences	576,385	53,240,682
McKesson	82,531	47,035,242
Merck & Co.	406,751	40,463,589
		283,838,425
Industrials — 8.26%
3M	135,709	17,518,675
Comfort Systems USA	16,592	7,036,004
Delta Air Lines	88,787	5,371,613
EMCOR Group	10,826	4,913,921
Emerson Electric	39,019	4,835,625
Honeywell International	131,331	29,666,360
Lockheed Martin	41,063	19,954,154
Trane Technologies	23,279	8,598,099
United Parcel Service Class B	115,072	14,510,579
		112,405,030
Information Technology — 11.67%
Applied Materials	32,738	5,324,181
Broadcom	9,366	2,171,413
Cisco Systems	1,029,257	60,932,014
Lam Research	105,660	7,631,822
Micron Technology	394,887	33,233,690
Motorola Solutions	55,534	25,669,481
QUALCOMM	130,710	20,079,670
TD SYNNEX	32,706	3,835,760
		158,878,031
2    NQ- FI1 [1224] 0225 (4220401)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate — 0.57%
Park Hotels & Resorts	548,945	$ 7,723,656
		7,723,656
Total Common Stocks (cost $1,118,153,502)		1,343,437,141

Short-Term Investments — 1.17%
Money Market Mutual Funds — 1.17%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	3,997,702	3,997,702
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	3,997,702	3,997,702
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	3,997,702	3,997,702
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	3,997,702	3,997,702
Total Short-Term Investments (cost $15,990,808)		15,990,808
Total Value of Securities—99.88% (cost $1,134,144,310)		1,359,427,949

Receivables and Other Assets Net of Liabilities—0.12%		1,571,741
Net Assets Applicable to 93,650,649 Shares Outstanding—100.00%		$1,360,999,690
†	Non-income producing security.
NQ- FI1 [1224] 0225 (4220401)    3